Debt securities - Movements in unrealised gains and losses (Details) - Jackson (US insurance operations) - Debt securities $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Available-for-sale securities
Available-for-sale debt securities at beginning of period	$ 52,025
Available-for-sale debt securities at end of period	57,091
Cost/Gross amount
Available-for-sale securities
Available-for-sale debt securities at beginning of period	52,552
Available-for-sale debt securities at end of period	53,595
Unrealised gain (loss)
Available-for-sale securities
Available-for-sale debt securities at beginning of period	(527)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	4,023
Available-for-sale debt securities at end of period	3,496
Assets fair valued at below book value
Available-for-sale securities
Available-for-sale debt securities at beginning of period	31,082
Available-for-sale debt securities at end of period	3,094
Assets fair valued at below book value | Cost/Gross amount
Available-for-sale securities
Available-for-sale debt securities at beginning of period	32,260
Available-for-sale debt securities at end of period	3,121
Assets fair valued at below book value | Unrealised gain (loss)
Available-for-sale securities
Available-for-sale debt securities at beginning of period	(1,178)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	1,151
Available-for-sale debt securities at end of period	(27)
Assets fair valued at or above book value
Available-for-sale securities
Available-for-sale debt securities at beginning of period	20,943
Available-for-sale debt securities at end of period	53,997
Assets fair valued at or above book value | Cost/Gross amount
Available-for-sale securities
Available-for-sale debt securities at beginning of period	20,292
Available-for-sale debt securities at end of period	50,474
Assets fair valued at or above book value | Unrealised gain (loss)
Available-for-sale securities
Available-for-sale debt securities at beginning of period	651
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	2,872
Available-for-sale debt securities at end of period	$ 3,523